SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease expense	$ 472,777	$ 353,997
Short-term lease expense	939,500	1,061,609
Total operating lease costs	1,412,277	1,415,606
Operating cash flows used in operating leases	$ 373,680	$ 323,099
Weighted average remaining lease term (in years)	2 years	1 year 4 months 17 days
Weighted average discount rate	10.00%	5.612%